BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated current and non-current product warranty liability
The following table summarizes the changes in the consolidated product warranty liability (in millions):

Balance as of December 31, 2014	$57.2
Accruals for warranties issued during the period	63.2
Changes in estimates	(1.3)
Settlements during the year	(64.0)
Foreign exchange effect/other	(2.1)
Balance as of December 31, 2015	53.0
Accruals for warranties issued during the period	72.4
Changes in estimates	(2.3)
Settlements during the year	(58.1)
Foreign exchange effect/other	(5.2)
Balance as of December 31, 2016	$59.8